CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Net income	R$ 14,846.9	R$ 14,960.4	R$ 14,891.2
Adjustments:
Depreciation, amortization and impairment	7,126.4	6,417.9	5,956.3
Impairment losses on receivables and inventory	379.1	358.4	351.8
Additions to/(reversals of) provisions and employee benefits	348.0	233.8	232.7
Net financial results	2,318.3	3,609.8	3,423.1
Losses/(gains) on sales of property, plant and equipment and intangible assets	(121.3)	(86.4)	(88.8)
Share-based payment expenses	400.9	331.6	313.9
Income tax expenses	4,640.4	75.5	(655.6)
Share of results of associates and joint ventures	(3.9)	185.3	29.1
Hedge operations	(967.2)	(37.9)	(466.6)
Other non-cash items included in profit		(9.0)	(17.4)
Cash flow from operating activities before changes in working capital	28,967.6	26,039.4	23,969.7
(Increase)/decrease in trade and other receivables	220.4	(1,373.9)	(322.5)
(Increase)/decrease in inventories	(1,702.6)	1,300.9	(3,088.0)
Increase/(decrease) in trade and other payables	1,317.2	(223.1)	726.6
Cash generated from operations	28,802.6	25,743.3	21,285.8
Interest paid	(742.1)	(666.1)	(826.3)
Interest received	1,629.6	1,248.3	1,095.0
Dividends received	26.6	12.9	6.6
Income tax paid	(3,617.9)	(1,627.0)	(919.0)
Cash flow from operating activities	26,098.8	24,711.4	20,642.1
Proceeds from sales of property, plant and equipment and intangible assets	170.6	154.1	133.9
Acquisitions of property, plant and equipment and intangible assets	(4,749.1)	(6,004.1)	(6,533.1)
Sale/(acquisition) of subsidiaries, net of cash acquired	10.3	(46.5)	(3.0)
Capital increases in associates and subsidiaries		(6.3)	(30.0)
Investments in short-term debt securities and net proceeds/(acquisitions) of debt securities	(888.6)	136.4	1,413.0
Net proceeds/(acquisitions) of other assets	(6.6)	0.4	15.0
Cash flow from/(used in) investing activities	(5,463.4)	(5,766.0)	(5,004.2)
Capital increases	17.5	14.5	23.8
Capital increases/(decreases) in non-controlling interest	(1.3)
Proceeds from/(buybacks of) treasury shares	(467.6)	(119.0)	(54.1)
Acquisitions of non-controlling interest	(1,717.0)		(0.1)
Proceeds from borrowing	489.1	49.8	274.9
Repayments of borrowing	(604.7)	(227.4)	(230.2)
Cash net of finance costs other than interest	(2,680.9)	(2,731.1)	(3,255.1)
Payments of lease liabilities	(1,330.7)	(1,180.1)	(854.7)
Dividends and interest on capital paid	(4,056.4)	(11,921.9)	(12,242.3)
Cash flow from/(used in) financing activities	(10,352.0)	(16,115.2)	(16,337.8)
Net increase/(decrease) in cash and cash equivalents	10,283.4	2,830.2	(699.9)
Cash and cash equivalents at the beginning of the year	16,059.0	14,852.1	16,597.2
Effects of exchange rate fluctuations on cash and cash equivalents	2,253.3	(1,623.3)	(1,045.2)
Cash and cash equivalents at the end of the year	R$ 28,595.7	R$ 16,059.0	R$ 14,852.1